Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to common stockholders	$(36,641)	$(96,305)	$(21,529)
Basic weighted-average common shares outstanding (1)	83,188,276	16,655,634	16,029,826
Basic loss per share for the period attributable to common stockholders	$(0.44)	$(5.78)	$(1.34)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$(18,635)	$—	$—
Dilutive numerator	$(55,276)	$(96,305)	$(21,529)
Columbia Warrant	609,873	—	—
Diluted weighted-average common shares outstanding	83,798,149	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders	$(0.66)	$(5.78)	$(1.34)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).

Schedule of diluted shares outstanding because the effect would have been anti-dilutive
Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would have been anti-dilutive:

	Year Ended December 31,
	2022	2021	2020
Warrants	49,184,868	15,931,360	—
Sponsor earnout shares	1,775,962	—	—
Stock options	6,067,313	6,864,563	4,694,314
Restricted stock units	1,459,280	—	—
Redeemable convertible preferred stock	—	6,645,215	8,740,398
Total	58,487,423	29,441,138	13,434,712